UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-3056

TRIDAN CORP.
(Exact name of registrant as specified in charter)

51 East 42nd Street, 17th Floor, New York, NY 10017
(Address of principal executive offices)

I. Robert Harris, c/o Kantor, Davidoff, Wolfe, Mandelker, Twomey & Gallanty, P.C.
51 East 42nd Street, New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 239-0515

Date of fiscal year end:         April 30, 2014

Date of reporting period:   January 31, 2014

Item 1.	Schedule of Investments.

Attached on the following pages is a schedule of the registrant’s investments as of the close of its fiscal quarter ended January 31, 2014.

		2014
	Principal	Amortized	Federal	Fair	Unrealized gain
	Amount	Cost	Tax Cost	Value	(Loss)

Insured
Ardsley New York Union Free
School District Unlimited Tax
5.00% due June 15, 2014	$415,000	$416,934	$416,934	$422,316	$5,382

Ardsley New York Union Free
School District Unlimited Tax
4.00% due June 15, 2016	460,000	465,020	465,020	498,093	33,073

Bethlehem NY Central School District
Ref Unlimited Tax
5.0% due November 1, 2015	500,000	509,582	509,582	540,305	30,723

Bethlehem NY Central School District
Ref Bds a Sch Di
4.0% due January 15, 2021	500,000	555,454	555,454	554,380	(1,074)

Village of Briarcliff Manor New York
Pub Impt Unlimited Tax
5.0% due September 1, 2017	215,000	223,938	223,938	247,461	23,523

Village of Briarcliff Manor New York
Pub Impt Unlimited Tax
5.0% due September 1, 2015	310,000	316,200	316,200	332,959	16,759

Cattaraugus County NY Public
Impt Ref Unlimited Tax
(Par Call June 1, 2013 @100)
5.0% due June 1, 2014	275,000	274,251	274,251	276,139	1,888

Cattaraugus County NY Public
Impt Ref Unlimited Tax
(Par Call June 1, 2013 @100)
5.0% due June 1, 2015	275,000	274,983	274,983	276,084	1,101

Clarkstown Central School District
NY Unlimited Tax
(Par Call April 15, 2014 @100)
5.25% due April 15, 2015	400,000	403,103	403,103	404,214	1,111

City of New York Transitional
Fin Bldg Aid Rev Fiscal 2007
5.00% due July 15, 2016	750,000	770,753	770,753	832,733	61,980

Cold Spring HBR NY Central School District
5.0% due February 1, 2016	100,000	105,006	105,006	109,126	4,120

N.Y.S. Dormitory Authority Revs
Non St Supported Debt Sch Dist Fing Prog
(Par Call October 1, 2017 @100)
5.0% due October 1, 2018	430,000	443,693	443,693	485,289	41,596

N.Y.S. Dormitory Authority Revs
Non St Supported Debt Sch Dist Fing Prog
(Par Call October 1, 2017 @100)
5.0% due October 1, 2019	585,000	601,791	601,791	651,772	49,981

N.Y.S. Dormitory Authority Revs
Non St Supported Debt Insd Siena College
(Par Call July 1, 2016 @100)
5.0% due July 1, 2020	1,000,000	1,024,816	1,024,816	1,099,540	74,724

N.Y.S. Dormitory Authority Revs
Non St Supported Debt St Johns Univ - Insd
5.25% due July 1, 2021	1,000,000	1,062,057	1,062,057	1,173,680	111,623

N.Y.S. Dormitory Authority Revs
City University Sys Ref Cons 5th Gen
5.5% due July 1, 2019	1,000,000	1,049,684	1,049,684	1,202,140	152,456

N.Y.S. Dormitory Authority Revs
Supported Debt Mental Health Svcs Facs
Impt (Par Call February 15, 2015 @100)
5.0% due February 15, 2021	1,035,000	1,042,128	1,042,128	1,081,689	39,561

N.Y.S. Dormitory Authority Revs
5.5% due May 15, 2018	1,155,000	1,214,230	1,214,230	1,359,678	145,448

N.Y.S. Local Govt Assistance Corp Ref:
5.5% due April 1, 2017	240,000	248,529	248,529	266,827	18,298
5.5% due April 1, 2017	700,000	755,865	755,865	778,246	22,381
5.25% due April 1, 2019 (call April 1, 2017)	200,000	210,533	210,533	231,194	20,661

N.Y.S. Urban Development
5.0% due January 1, 2017	225,000	237,553	237,553	253,440	15,887

Niagara Falls Bridge Commission
NY Toll Rev Highway Impts
5.25% due October 1, 2015	435,000	439,995	439,995	446,893	6,898

Pleasantville New York Public Impt
Unlimited Tax
5.0% due January 1, 2016	440,000	448,709	448,709	479,050	30,341

Commonwealth of Puerto Rico
Highway Transportation Auth Rev Ref
6.25% due July 1, 2016	185,000	194,565	194,565	190,009	(4,556)

Sachem Central School District
NY Holbrook Ref Unlimited Tax
5.25% due October 15, 2019	500,000	526,781	526,781	603,860	77,079

Sales Tax Receivable Corp
NY Public Impt.
(Par Call October 15, 2014 @100)
5.0% due October 15, 2017	275,000	280,983	280,983	284,301	3,318

Sales Tax Receivable Corp
NY Public Impt.
(Par Call October 15, 2014 @ 100)
5.0% due October 15, 2021	200,000	179,761	179,761	206,648	26,887

Triborough Bridge & Tunnel Authority NY
General Purpose Revs
5.5% due November 15, 2019	-	-	-	-

Unadilla Valley New York Central School
District Ref Unlimited Tax
4.00% due June 15, 2014	500,000	503,954	503,954	506,865	2,911

Revenue Backed
Hilton N.Y. Central School District
Unlimited Tax
4.0% due June, 15, 2025	500,000	567,985	567,985	562,070	(5,915)

Central Islip Union Free
School District Ref Unlimited
5.0% due July 15, 2022	750,000	927,664	927,664	890,438	(37,226)

Syosset NY Central School District
5.0% due December 15, 2022	125,000	146,042	146,042	147,521	1,479

Brentwood NY N Free School
District Ref Unlimited
5.0% due January 15, 2023	430,000	490,937	490,937	514,061	23,124

Connetquot NY Central School District
Unlimited Tax
5.0% due January 15, 2024	400,000	453,079	453,079	476,200	23,121

Syosset NY Central School District
5.0% due December 15, 2022	735,000	834,437	834,437	840,123	5,686

Rhinebeck NY Central School District
Unlimited Tax
4.0% due June 15, 2024 (call date 06/15/23)	535,000	595,656	595,656	565,409	(30,247)

NYC Transitional Fin Auth
Rev Future Tax
5.0% due November 01, 2026
(call date 11/01/22)	550,000	618,452	618,452	623,876	5,424

Wantagh NY UN Free School
5.0% due September 01, 2021	550,000	655,122	655,122	657,426	2,304

Util Debt Securitization
5.0% due December 15, 2028
(call date 12/15/23)	500,000	557,358	557,358	572,915	15,557

City of New York NY Municipal Water
Fin Auth Wtr. & Sewer Rev Fiscal 2009
(Par Call June 15, 2018 @100)
5.625% due June 15, 2024	1,000,000	993,396	993,396	1,161,970	168,574

(Par Call June 15, 2019 @100)
5.0% due June 15, 2027	500,000	516,266	516,266	567,970	51,704

City of New York Transitional Finance
Auth Rev Sub Future Tax Secured
(Par Call November 1, 2019 @100):
5.00% due November 1, 2020	500,000	538,107	538,107	584,170	46,063
5.00% due November 1, 2021	1,000,000	1,075,987	1,075,987	1,157,910	81,923

N.Y.S. Dormitory Authority Lease Rev
Mental Health services
(Par Call august 15, 2020 @100):
5.00% due August 15, 2023	420,000	425,682	425,682	475,104	49,422

Starpoint NY Central School District
% due June 15, 2018	850,000	969,943	969,943	982,549	12,606

Starpoint NY Central School District
Unlimited Tax
% due June 15, 2020	250,000	293,641	293,641	293,260	(381)

Pawling NY Central School District
Ref. Unlimited Tax
4.00% due November 15, 2015	330,000	344,791	344,791	350,665	5,874

New York, New York
Unlimited Tax
(Par Call August 1, 2020 @100)
5.00% due August 1, 2023	510,000	557,933	557,933	574,107	16,174

Port Authority of NY and NJ
5.0% due October 1, 2027	300,000	303,190	303,190	323,979	20,789
5.375% due March 1, 2028	150,000	154,412	154,412	175,451	21,039

Nassau County
Gen Impt Unltd Tax
(Par Call October 1, 2020 @100)
4.00% due October 1, 2022	550,000	575,882	575,882	574,695	(1,187)

NY Unlimited Tax
5.0% due August 1, 2026
(Par Call August 1, 2019 @100)	350,000	353,958	353,958	395,304	41,346

New York Environmental Facilities Corp
Pollution Control Rev St Water NYC 02
(Par Call June 15, 2016 @100)
5.00% due June 15, 2018	1,000,000	1,015,701	1,015,701	1,105,870	90,169

Erie County New York
Indl. Dev. Agency
5.0% due May 1, 2014	250,000	252,250	252,250	253,028	778

Brookhaven New York
Unlimited Tax
5.00% due November 15, 2019	450,000	507,958	507,958	539,429	31,471

Port Authority of NY and NJ
(Par Call January 15, 2016 @ 100)
5.00% due July 15, 2030	200,000	199,897	199,897	210,054	10,157

NYS Dormitory Authority
Pers Income Tax Rev Ref Educ
% due March 15, 2026	200,000	260,929	260,929	245,232	(15,697)

NYS Dormitory
(Par Call July 1, 2018 @ 100)
5.00% due July 1, 2029	300,000	300,000	300,000	331,344	31,344
N. Y.S. Thruway Authority
St Pers Income Tax Rev Transn
5.25% due March 15, 2019	750,000	783,138	783,138	893,693	110,555

Pre-refunded

Triborough Bridge & Tunnel Authority NY
General Purpose Revs
(Escrowed to Maturity)
5.5% due January 1, 2017	590,000	592,751	592,751	642,829	50,078

Greece NY Central Scool District
UT GO Rfdg Ser-B
5.0% due December 15, 2023	500,000	587,582	587,582	575,930	(11,652)

Queensbury New York Union Free
4.00% due December 15, 2018	225,000	245,301	245,301	253,593	8,292

Plainview Old Bethpage New York Central
School District Ref Unlimited Tax
5.00% due December 15, 2020	250,000	275,446	275,446	300,800	25,354

Rockville Center NY Limited Tax
Ref Pub Impt 2012a Ref Pu
4.0% due June 15, 2022	200,000	229,791	229,791	218,866	(10,925)

Riverhead NY Limited Tax
2012 GO Bds
4.00% de June 1, 2021	1,005,000	1,117,416	1,117,416	1,128,655	11,239
N.Y.S. Dormitory Authority Rev
St Personal Income Tax Ed
5.5% due March 15, 2011	-	-	-	-
5.0% due March 15, 2022	750,000	778,463	778,463	848,873	70,410
5.5% due March 15, 2025	500,000	551,649	551,649	612,245	60,596

	$33,260,000	$35,429,043	$35,429,043	$37,422,545	$1,993,502

Item 2.	Controls and Procedures.

(a)	The registrant’s management, with the participation of its chief executive and chief financial officers, have evaluated the effectiveness of the company’s disclosure controls and procedures, within the 90-day period prior to the filing date of this report. Based on that evaluation, the registrant’s chief executive and chief financial officers have concluded that such controls and procedures are effective to ensure that information required to be disclosed by the registrant on Form N-CSR and Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There has been no change in the registrant’s internal control over financial reporting that occurred during its last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Filed herewith as exhibits are the separate certifications for the registrant’s principal executive and principal financial officers.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tridan Corp.

By (Signature and Title)	/S/ Peter Goodman
Peter Goodman, President and Chief Executive Officer

Date	March 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Peter Goodman
Peter Goodman, President and Chief Executive Officer

Date	March 20, 2014

By (Signature and Title)	/S/ Warren F. Pelton
Warren F. Pelton, Treasurer and Chief Financial Officer

Date	March 20, 2014